Nature of Business and Organization - Schedule of Activities of the Company (Details)	6 Months Ended
	Sep. 30, 2025
GCL Global Limited (“GCL Global”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Cayman Island company ● Incorporated on October 12, 2023 ● Holding company
Ownership	100.00%
RF Acquisition Corp (“RFAC”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Delaware, US Company ● Incorporated on January 11, 2021 ● Holding Company
Ownership	100.00%
Grand Centrex Limited (“GCL BVI”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A BVI company ● Incorporated on November 16, 2018 ● Holding Company
Ownership	99.80%
GCL Global Pte. Ltd (“GCL Global SG”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on July 26, 2021 ● Holding Company
Ownership	100.00%
Titan Digital Media Pte. Ltd. (“Titan Digital”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising in social media platform.	[1]
Ownership	85.00%	[1]
Epicsoft Asia Pte. Ltd (“Epicsoft Asia”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.
Ownership	100.00%
Epicsoft (Hong Kong) Limited (“Epic HK”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Hong Kong company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.
Ownership	100.00%
4Divinity Pte. Ltd. (“4Divinity SG”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on September 30, 2022 ● Publishing of game software
Ownership	100.00%
4Divinity UK Ltd. (“4Divinity UK”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A United Kingdom company ● Incorporated on December 4, 2024 ● Publishing of game software
Ownership	100.00%
4Divinity Japan Ltd. (“4Divinity JP”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Japanese company ● Incorporated on April 1, 2025 ● Publishing of game software	[2]
Ownership	100.00%	[2]
Epicsoft Malaysia Sdn. Bhd. (“Epic MY”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Malaysian company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.
Ownership	100.00%
2Game Digital Limited (“2Game”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Hong Kong company ● Incorporated on May 11, 2022 ● Distribution of console game code	[3]
Ownership	61.00%	[3]
Starry Jewelry Pte. Ltd. (“Starry”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on June 16, 2020 ● Retail in jewelry.
Ownership	100.00%
Martiangear Pte. Ltd. (“Martiangear”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair	[1]
Ownership	100.00%	[1]
Hainan GCL Technology Co. Ltd. (“Hainan GCL”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A PRC company ● Incorporated on July 26, 2024 ● Distribution of console game code
Ownership	100.00%
2 Game Pro LTDA (“2Game Brazil) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Brazil company ● Incorporated on August 25, 2023 ● Distribution of console game code
Ownership	100.00%
2 Game Digital DMCC (“2Game Dubai”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A U.A.E. company ● Incorporated on October 1, 2024 ● Distribution of console game code
Ownership	100.00%
Ban Leong Technologies Limited (“Ban Leong”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on June 18, 1993 ● Distribution of computer peripherals and accessories	[4]
Ownership	100.00%	[4]
Digital Hub Pte. Ltd. (“Digital Hub”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on March 20, 2003 ● Distribution of computer peripherals and accessories	[4]
Ownership	100.00%	[4]
AV Labs International Pte. Ltd. (“AV Labs”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Singapore company ● Incorporated on June 23, 2006 ● Marketing and distribution of computer and hardware	[4]
Ownership	100.00%	[4]
Ban Leong Technologies Sdn. Bhd. (“Ban Leong MY”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Malaysia company ● Incorporated on August 15, 2003 ● Distribution of computer peripherals and accessories	[4]
Ownership	100.00%	[4]
Ban Leong Chin Inter Co., Ltd. (“Ban Leong Thailand”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A Thailand company ● Incorporated on July 16, 2004 ● Distribution of computer peripherals and accessories	[4]
Ownership	60.00%	[4]
BLC (China) Limited (“BLC China”) [Member]
Schedule of Activities of the Company [Line Items]
Background	● A PRC company ● Incorporated on November 27, 2008 ● Distribution of corporate gift cards	[4]
Ownership	100.00%	[4]

[1]	On December 12, 2024, Titan Digital sold all of its equity interest in Martiangear to GCL Global SG for a total consideration of SGD 10.
[2]	On April 1, 2025, 4Divinity JP was established under the laws of Japan to serve as the Company’s legal entity presence in Japan, facilitating anticipated business activities and supporting future commercial operations in the region.
[3]	On March 19, 2025, GCL Global SG acquired an additional 10% equity interest in 2Game for a total consideration of $1,200,000. As a result of this acquisition, GCL Global SG increased its equity interest in 2Game from 51% to 61% (See Note 19).
[4]

On April 30, 2025, Epicsoft Asia launched a voluntary conditional cash offer to acquire all of the issued and paid-up ordinary shares of Ban Leong Technologies Limited (“Ban Leong”), a company listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”), at an offer price of S$0.6029 per share.

The offer was declared unconditional on May 27, 2025, at which time Epicsoft Asia and parties acting in concert owned, controlled, or had valid acceptances for approximately 50.9% of Ban Leong’s issued shares, resulting in Epicsoft Asia obtaining effective control of Ban Leong.

Subsequent to the offer becoming unconditional, Epicsoft Asia continued to receive acceptances, resulting in ownership of more than 90% of Ban Leong’s issued shares. Accordingly, Epicsoft Asia exercised its right of compulsory acquisition pursuant to the Companies Act 1967 of Singapore to acquire the remaining shares not tendered in the offer. Upon completion of the compulsory acquisition on August 25, 2025, Epicsoft Asia became the sole shareholder owning 100% of the issued and outstanding shares of Ban Leong. Ban Leong was delisted from the SGX-ST on August 26, 2025. (Note 4)